Cash and Cash Equivalents and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents and Short-term Investments
Schedule of cash and cash equivalents and short term investments

	December 31,
	2021	2020

	(in US$’000)
Cash and Cash Equivalents
Cash at bank and on hand	104,620	87,828
Bank deposits maturing in three months or less	272,922	147,802
	377,542	235,630

Short-term Investments
Bank deposits maturing over three months (note)	634,158	199,546
	1,011,700	435,176

Note: The maturities for short-term investment ranged from 91 to 180 days for the year ended December 31, 2021 and 2020.

	December 31,
	2021	2020

	(in US$’000)
US$	895,935	352,162
RMB	53,455	64,870
Hong Kong dollar (“HK$”)	60,535	16,880
	£1,090	954
Euro	685	310
	1,011,700	435,176